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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                                  FORM 13F
                             FORM 13F COVER PAGE

Report for the Calendar Year or quarter Ended: June 30, 2010

Check here if Amendment           [ ] Amendment Number:
This amendment (Check only one.)  [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Harvard Management Company, Inc.
Address: 600 Atlantic Avenue
         Boston, MA 02210

13F File Number: 028-03879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:

Name: Kathryn I. Murtagh
Title: Managing Director - Chief Compliance Officer
Phone: (617) 523-4400
Signature, Place, and Date of signing:
/s/ Kathryn Murtagh, Boston, MA, August 13, 2010

Report Type (Check only one):

[X]       13F Holdings Report.

[ ]       13F Notice.

[ ]       13F Combination Report.

List of other Managers Reporting for this Manager: None

I am signing this report as required by the Securities Exchange Act of 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers: 0
Form 13F Information Table Entry Total:      94
Form 13F Information Table Value Total:              1,442,005 (thousands)

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FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
NAME                       TITLE OF                VALUE         SHARES/  SH/  PUT/  INVSTMT   OTHER          ------------------
OF ISSUER                  CLASS     CUSIP         (X$1000)      PRN AMT  PRN  CALL  DISCRETN  MNGRS          SOLE  SHARE   NONE
---------                  --------  -----         --------      -------  ---  ----  --------  -----          ----  -----   ----
AIRGAS INC                 COM       009363102          933       15,000             SOLE                   15,000      0      0
AMERICA MOVIL-ADR SERIES   ADR       02364W105       10,535      221,783             SOLE                  221,783      0      0
AMERICAN ITALIAN PASTA CO  COM       027070101        5,287      100,000             SOLE                  100,000      0      0
ANGLOGOLD ASHANTI-SPON AD  ADR       035128206        2,591       60,000             SOLE                   60,000      0      0
ATS MEDICAL INC            COM       002083103        2,833      713,600             SOLE                  713,600      0      0
AU OPTRONICS CORP-SPON AD  ADR       002255107        1,895      213,384             SOLE                  213,384      0      0
BAIDU INC - SPON ADR       ADR       056752108          408        6,000             SOLE                    6,000      0      0
BANCO BRADESCO-ADR         ADR       059460303        4,858      306,300             SOLE                  306,300      0      0
BANCO SANTANDER BRASIL-AD  ADR       05967A107          723       70,000             SOLE                   70,000      0      0
BANCOLOMBIA S.A.-SPONS AD  ADR       05968L102          466        9,300             SOLE                    9,300      0      0
BELL MICROPRODUCTS INC     COM       078137106        5,548      794,779             SOLE                  794,779      0      0
BOOTS & COOTS INC          COM       099469504       10,432    3,536,262             SOLE                3,536,262      0      0
BRASIL TELECOM SA-ADR      ADR       10553M101          402       20,000             SOLE                   20,000      0      0
BRASKEM SA-SPON ADR        ADR       105532105          566       40,000             SOLE                   40,000      0      0
BRF - BRASIL FOODS SA-ADR  ADR       10552T107        1,094       82,500             SOLE                   82,500      0      0
CEMEX SAB-SPONS ADR PART   ADR       151290889        1,415      146,304             SOLE                  146,304      0      0
CEMIG SA -SPONS ADR        ADR       204409601        1,786      121,776             SOLE                  121,776      0      0
CHINA LODGING GROUP-SPON   ADR       16949N109          198       13,100             SOLE                   13,100      0      0
CIA BRASILEIRA-SP ADR PRE  ADR       20440T201          674        9,700             SOLE                    9,700      0      0
CIA DE MINAS BUENAVENTUR-  ADR       204448104        2,929       76,200             SOLE                   76,200      0      0
CIA SANEAMENTO BASICO DE-  ADR       20441A102          827       20,000             SOLE                   20,000      0      0
CIA SIDERURGICA NACL-SP A  ADR       20440W105        1,175       80,000             SOLE                   80,000      0      0
COMPANHIA DE BEBIDAS-PRF   ADR       20441W203        1,010       10,000             SOLE                   10,000      0      0
CREDICORP LTD              COM       G2519Y108        2,727       30,000             SOLE                   30,000      0      0
CTRIP.COM INTERNATIONAL-A  ADR       22943F100          243        6,458             SOLE                    6,458      0      0
CYBERSOURCE CORP           COM       23251J106        2,553      100,000             SOLE                  100,000      0      0
EMPRESA NAC ELEC-CHIL-SP   ADR       29244T101        1,454       31,490             SOLE                   31,490      0      0
ENERSIS S.A. -SPONS ADR    ADR       29274F104          317       15,939             SOLE                   15,939      0      0
EV3 INC                    COM       26928A200        5,042      225,000             SOLE                  225,000      0      0
FOMENTO ECONOMICO MEX-SP   ADR       344419106        1,955       45,300             SOLE                   45,300      0      0
GAFISA SA-ADR              ADR       362607301          242       20,000             SOLE                   20,000      0      0
GERDAU SA -SPON ADR        ADR       373737105        2,241      170,000             SOLE                  170,000      0      0
GOL LINHAS AEREAS INTEL-A  ADR       38045R107          485       40,000             SOLE                   40,000      0      0
GOLD FIELDS LTD-SPONS ADR  ADR       38059T106        1,738      130,000             SOLE                  130,000      0      0
GOLDMAN SACHS GROUP INC    COM       38141G104          788        6,000             SOLE                    6,000      0      0
GRUPO TELEVISA SA-SPONS A  ADR       40049J206        1,372       78,797             SOLE                   78,797      0      0
HARMONY GOLD MNG-SPON ADR  ADR       413216300          846       80,000             SOLE                   80,000      0      0
HEALTHTRONICS INC          COM       42222L107        2,007      415,600             SOLE                  415,600      0      0
HUANENG POWER INTL-SPONS   ADR       443304100          706       30,000             SOLE                   30,000      0      0
IPATH MSCI INDIA INDEX ET  COM       06739F291       39,752      621,130             SOLE                  621,130      0      0
ISHARES FTSE/XINHUA CHINA  COM       464287184      295,084    7,541,130             SOLE                7,541,130      0      0
ISHARES MSCI BRAZIL        COM       464286400      181,827    2,934,581             SOLE                2,934,581      0      0
ISHARES MSCI CHILE INVEST  COM       464286640       12,256      216,200             SOLE                  216,200      0      0
ISHARES MSCI EMERGING MKT  COM       464287234      295,047    7,905,856             SOLE                7,905,856      0      0
ISHARES MSCI MALAYSIA      COM       464286830        2,689      235,014             SOLE                  235,014      0      0
ISHARES MSCI MEXICO INVES  COM       464286822       48,212    1,006,732             SOLE                1,006,732      0      0
ISHARES MSCI SOUTH AFRICA  COM       464286780       82,930    1,575,123             SOLE                1,575,123      0      0
ISHARES MSCI SOUTH KOREA   COM       464286772       88,433    1,977,924             SOLE                1,977,924      0      0
ISHARES MSCI THAILAND INV  COM       464286624        7,251      157,399             SOLE                  157,399      0      0
ISHARES MSCI TURKEY INVST  COM       464286715          529       10,000             SOLE                   10,000      0      0
ITAU UNIBANCO HLDNG-PREF   ADR       465562106        6,033      334,980             SOLE                  334,980      0      0
KOREA ELEC POWER CORP-SP   ADR       500631106          277       21,502             SOLE                   21,502      0      0
KOREA EQUITY FUND          COM       50063B104          638       70,200             SOLE                   70,200      0      0
LEVEL 3 COMM 2.875% 7/15   CORP_BND  52729NBA7        1,793    1,800,000             SOLE                1,800,000      0      0
MARKET VECTORS INDONESIA   COM       57060U753       14,478      201,834             SOLE                  201,834      0      0
MARKET VECTORS RUSSIA ETF  COM       57060U506       26,717      952,495             SOLE                  952,495      0      0
MECHEL-SPONSORED ADR       ADR       583840103          907       50,000             SOLE                   50,000      0      0
METHANEX CORP              COM       59151K108          448       22,751             SOLE                   22,751      0      0
MILLIPORE CORP             COM       601073109       37,937      355,711             SOLE                  355,711      0      0
MINDRAY MEDICAL INTL LTD   ADR       602675100          792       25,200             SOLE                   25,200      0      0
MOBILE TELESYSTEMS-SP ADR  ADR       607409109        3,822      199,500             SOLE                  199,500      0      0
NET SERVICOS DE COM-PR AD  ADR       64109T201          282       30,000             SOLE                   30,000      0      0
NEW ORIENTAL EDUCATIO-SP   ADR       647581107          386        4,141             SOLE                    4,141      0      0
PEBBLEBROOK HOTEL TRUST    COM       70509V100       32,328    1,715,000             SOLE                1,715,000      0      0
PETROLEO BRASILEIRO S.A.-  ADR       71654V408        3,233       94,200             SOLE                   94,200      0      0
PETROLEO BRASILEIRO-SPON   ADR       71654V101        7,782      261,136             SOLE                  261,136      0      0
POPULAR INC                COM       733174106           45       16,665             SOLE                   16,665      0      0
PORTEC RAIL PRODUCTS INC   COM       736212101          569       50,000             SOLE                   50,000      0      0
PT INDOSAT-ADR             ADR       744383100          258        9,500             SOLE                    9,500      0      0
QWEST COMMUNICATIONS INTL  COM       749121109       11,713    2,231,009             SOLE                2,231,009      0      0
REPUBLIC SERVICES INC      COM       760759100          743       25,000             SOLE                   25,000      0      0
SASOL LTD-SPONSORED ADR    ADR       803866300        3,121       88,500             SOLE                   88,500      0      0
SERVICE CORP INTERNATIONA  COM       817565104        1,967      265,840             SOLE                  265,840      0      0
SILICONWARE PRECISION-SP   ADR       827084864          265       49,445             SOLE                   49,445      0      0
SK TELECOM CO LTD-ADR      ADR       78440P108          251       17,033             SOLE                   17,033      0      0
SMITH INTERNATIONAL INC    COM       832110100       20,552      545,861             SOLE                  545,861      0      0
SOMANETICS CORP            COM       834445405        3,807      152,600             SOLE                  152,600      0      0
SOUTHERN COPPER CORP       COM       84265V105        3,201      120,600             SOLE                  120,600      0      0
SUNAMERICA FOCUSED ALPHA   COM       867037103        4,827      359,975             SOLE                  359,975      0      0
SYBASE INC                 COM       871130100       23,769      367,600             SOLE                  367,600      0      0
TAM SA-SPONSORED ADR       ADR       87484D103          907       65,000             SOLE                   65,000      0      0
TELE NORTE LESTE PART-ADR  ADR       879246106          715       47,800             SOLE                   47,800      0      0
TELEKOMUNIK INDONESIA-SP   ADR       715684106        1,197       34,981             SOLE                   34,981      0      0
TERNIUM SA-SPONSORED ADR   ADR       880890108          307        9,323             SOLE                    9,323      0      0
THOMAS WEISEL PARTNERS GR  COM       884481102          156       26,500             SOLE                   26,500      0      0
TIM PARTICIPACOES SA-ADR   ADR       88706P106          543       20,000             SOLE                   20,000      0      0
ULTRAPAR PARTICPAC-SPON A  ADR       90400P101        1,187       25,100             SOLE                   25,100      0      0
VALE SA-SP ADR             ADR       91912E105        4,664      191,532             SOLE                  191,532      0      0
VALE SA-SP PREF ADR        ADR       91912E204        9,348      444,708             SOLE                  444,708      0      0
VIMPELCOM LTD-SPON ADR-W/  ADR       92719A106       18,779    1,160,653             SOLE                1,160,653      0      0
VIVO PARTICIPACOES SA-ADR  ADR       92855S200        1,039       40,100             SOLE                   40,100      0      0
WASTE SERVICES INC         COM       941075202       16,526    1,417,301             SOLE                1,417,301      0      0
WISDOMTREE INDIA EARNINGS  COM       97717W422       36,056    1,584,898             SOLE                1,584,898      0      0
WUXI PHARMATECH INC-ADR    ADR       929352102          329       20,607             SOLE                   20,607      0      0
                                                    ---------
                                      Grand Total   1,442,005
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